Transamerica Financial Life Insurance Company

440 Mamaroneck Ave

Harrison, New York 10528

January 7, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Variable Funds (the “Registrant”) (formerly, Transamerica Partners Variable Funds)
(1933 Act File No.: 033-73734) (1940 Act File No.: 811-08264)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the Registrant, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the year ended October 31, 2018 for the Transamerica Funds (SEC File No. 811-04556). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the Transamerica Funds’ annual reports were filed, or will be filed, with the Commission via EDGAR:

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Alison Ryan
Alison Ryan
Vice President and Associate General Counsel